Executive Benefits Agreements and Employees Savings Plans - Executive Benefit Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Compensation Related Costs [Abstract]
Costs (recovery of costs) associated with executive benefits included in SG&A, net	$ (561)	$ 166	$ (2)